Summary of Significant Accounting Policies (Details)		12 Months Ended
	Dec. 16, 2022 USD ($)	Oct. 31, 2024 USD ($) shares	Oct. 31, 2024 SGD ($) shares	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Earnout shares (in Shares) | shares		35,000,000	35,000,000
Earnout revenue
Earnout liability
Accounts receivable		7,582,530		983,784
Advances from customers		5,784,425		3,463,413
Contract liabilities recognized revenue		$ 3,463,413		$ 3,463,413
Lease term		1 year
Government Assistance, Liability, Increase, Current, Statement of Financial Position [Extensible Enumeration]		government subsidies	government subsidies	government subsidies	government subsidies
Government subsidies		$ 3,502		$ 20,922
Employee benefits		$ 50,842		54,551	$ 56,802
Income tax, percentage		50.00%	50.00%
Cash and cash equivalents		$ 6,862,970		$ 2,219,973
Legal fess		75,586	$ 100,000
Total insured balance		$ 470,518
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				15.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		23.00%	23.00%	23.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		11.00%	11.00%	17.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				10.00%
Supplier Concentration Risk [Member] | Purchases [Member] | One Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		32.00%	32.00%	24.00%	42.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		69.00%	69.00%	50.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		24.00%	24.00%	46.00%